UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-0234

Seligman Common Stock Fund, Inc.
(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, Minnesota 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 6/30/09

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman

Common Stock Fund, Inc.*

* The Fund is expected to merge into RiverSource Disciplined Equity

Fund in the third quarter of 2009.

Mid-Year Report

June 30, 2009

Seeking Total Return
Through a Combination
of Capital Appreciation
and Current Income

Performance Overview

This section of the report is intended to help you understand the performance of Seligman Common Stock Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund (except for Class R2 and R5 shares) as of the most recent month end will be available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of Fund shares.

Returns for Class A shares are calculated with and without the effect of the initial 5.75% maximum sales charge that became effective on January 7, 2008. Returns for Class B shares are calculated with and without the effect of the maximum 5% CDSC, charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class C shares would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred. Class R2 (formerly Class R prior to June 13, 2009) and Class R5 (formerly Class I prior to June 13, 2009) shares do not have sales charges, and returns are calculated accordingly. Effective June 13, 2009, there is no longer a 1% CDSC for Class R2 shares.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Fund’s prospectuses or statement of additional information.

2

Performance Overview

Investment Results

Total Returns

For Periods Ended June 30, 2009

		Average Annual

					Class R2	Class R5

					Since	Since

	Six	One	Five	Ten	Inception	Inception

	Months*	Year	Years	Years	4/30/03	11/30/01

Class A

With Sales Charge	(6.50)%	(39.71)%	(8.41)%	(7.39)%	n/a	n/a

Without Sales Charge	(0.75)	(36.05)	(7.32)	(6.84)	n/a	n/a

Class B

With CDSC†	(6.07)	(39.57)	(8.33)	n/a	n/a	n/a

Without CDSC	(1.15)	(36.52)	(8.02)	(7.39)††	n/a	n/a

Class C

With 1% CDSC	(2.13)	(37.10)	n/a	n/a	n/a	n/a

Without CDSC	(1.15)	(36.49)	(8.01)	(7.54)	n/a	n/a

Class R2 (formerly Class R)	(0.88)	(36.21)	(7.53)	n/a	(2.69)%	n/a

Class R5 (formerly Class I)	(0.14)	(35.46)	(6.84)	n/a	n/a	(5.11)%

Benchmarks **

Lipper Multi-Cap Core Funds Average	7.31	(26.35)	(1.74)	0.13	2.82 #	0.18 ##

S&P 500 Index	3.16	(26.21)	(2.24)	(2.22)	2.06 #	(0.90)##

Net Asset Value Per Share

	Class A	Class B	Class C	Class R2	Class R5

6/30/09	$5.93	$5.78	$5.79	$5.95	$6.00

12/31/08	6.02	5.87	5.88	6.04	6.07

6/30/08	9.72	9.48	9.49	9.75	9.79

*	Returns for periods of less than one year are not annualized.
**

The Lipper Multi-Cap Core Funds Average (“Lipper Average”) and the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of fees, taxes and sales charges. The S&P 500 Index also excludes the effect of expenses. The Lipper Average measures the performance of funds, that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The S&P 500 Index measures the performance of 500 of the largest US companies based on market capitalizations. Investors cannot invest directly in an average or index.

†	The CDSC is 5% if you sell your shares within one year of purchase and 2% for the five-year period.
††	The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase.
#	From May 1, 2003.
##	From December 1, 2001.

3

Portfolio Overview

Diversification of Net Assets
June 30, 2009

				Percent of Net Assets

				June 30,	December 31,

	Issues	Cost	Value	2009	2008

Common Stocks:

Aerospace and Defense	4	$1,048,724	$982,233	1.1	0.7

Air Freight and Logistics	2	352,461	353,881	0.4	0.3

Airlines	—	—	—	—	0.2

Auto Components	1	217,907	215,245	0.2	—

Automobiles	1	201,508	201,344	0.2	0.2

Beverages	3	2,189,299	2,278,876	2.5	3.2

Biotechnology	3	2,263,457	2,155,176	2.4	2.2

Building Products	1	208,091	231,577	0.3	0.3

Capital Markets	4	3,234,863	2,516,383	2.8	1.0

Chemicals	4	1,182,111	1,222,313	1.4	2.6

Commercial Banks	6	4,913,048	2,408,272	2.7	1.8

Commercial Services and Supplies	2	392,115	389,422	0.4	0.9

Communications Equipment	2	1,507,533	1,340,037	1.5	1.1

Computers and Peripherals	5	3,215,957	3,991,374	4.5	2.9

Consumer Finance	2	449,688	358,227	0.4	0.2

Distributors	1	196,996	169,243	0.2	0.2

Diversified Consumer Services	2	490,897	454,084	0.5	0.3

Diversified Financial Services	4	11,514,049	5,373,413	6.0	8.0

Diversified Telecommunication Services	4	1,826,899	1,950,308	2.2	0.5

Electric Utilities	2	1,253,560	1,275,301	1.4	1.5

Electrical Equipment	1	162,403	153,868	0.2	0.5

Electronic Equipment, Instruments

and Components	4	810,765	987,620	1.1	0.4

Energy Equipment and Services	9	2,144,741	1,925,093	2.1	1.9

Food and Staples Retailing	2	628,087	630,414	0.7	5.8

Food Products	4	694,120	701,746	0.8	2.4

Gas Utilities	—	—	—	—	0.2

Health Care Equipment and Supplies	1	200,281	225,340	0.2	0.4

Health Care Providers and Services	6	2,756,095	2,468,643	2.8	1.1

Hotels, Restaurants and Leisure	1	3,442,825	3,524,539	3.9	—

Household Durables	7	599,586	589,875	0.7	1.8

Household Products	3	4,255,323	4,427,495	4.9	0.6

Industrial Conglomerates	2	1,757,561	1,779,493	2.0	1.1

Insurance	10	4,616,187	4,274,410	4.8	4.9

Internet and Catalog Retail	1	179,409	184,638	0.2	—

Internet Software and Services	—	—	—	—	0.4

IT Services	4	1,081,293	1,084,462	1.2	1.4

Leisure Equipment and Products	2	396,059	321,142	0.4	0.6

Machinery	4	844,539	1,061,940	1.2	1.4

Media	5	1,058,557	1,031,817	1.1	2.4

(Continued on page 5.)

4

Portfolio Overview

Diversification of Net Assets (continued)

June 30, 2009

				Percent of Net Assets

				June 30,	December 31,

	Issues	Cost	Value	2009	2008

Common Stocks: (continued)

Metals and Mining	6	$1,425,983	$1,182,879	1.3	1.3

Multi-Utilities	3	1,098,137	1,119,423	1.2	0.2

Multiline Retail	3	416,150	423,195	0.5	0.5

Oil, Gas and Consumable Fuels	14	11,769,101	10,480,313	11.7	13.1

Personal Products	—	—	—	—	0.2

Pharmaceuticals	9	14,100,363	12,241,685	13.7	13.1

Real Estate Investment Trusts	—	—	—	—	0.5

Road and Rail	1	206,747	164,505	0.2	4.5

Semiconductors and

Semiconductor Equipment	4	3,084,003	2,744,678	3.1	3.1

Software	3	651,637	738,351	0.8	0.6

Specialty Retail	13	4,749,269	4,987,326	5.6	5.0

Textiles, Apparel and Luxury Goods	4	520,716	573,818	0.6	1.1

Thrifts and Mortgage Finance	1	170,694	144,910	0.2	—

Tobacco	1	188,810	200,870	0.2	—

Trading Companies and Distributors	1	200,392	175,071	0.2	0.4

Wireless Telecommunication Services	1	216,910	407,710	0.5	0.2

Total Common Stocks	183	101,085,906	88,823,978	99.2	99.2

Equity-Linked Notes	2	2,550,000	304,592	0.3	0.2

Other Short-Term Holding and

Other Assets Less Liabilities	1	399,321	399,321	0.5	0.6

Net Assets	186	$104,035,227	$89,527,891	100.0	100.0

Largest Industries

June 30, 2009

5

Portfolio Overview

Largest Portfolio Holdings†
June 30, 2009

Security	Value	Percent of Net Assets

Chevron	$5,064,282	5.7

Johnson & Johnson	4,619,657	5.2

Pfizer	4,196,520	4.7

Procter & Gamble	3,589,315	4.0

McDonald’s	3,524,539	3.9

Bank of America	3,064,063	3.4

International Business Machines	2,774,857	3.1

Home Depot	2,527,063	2.8

Intel	1,987,357	2.2

Amgen	1,711,285	1.9

There can be no assurance that the securities presented have remained or will remain in the Fund’s portfolio. Information regarding the Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

Largest Portfolio Changes
January 1 to June 30, 2009

Largest Purchases	Largest Sales

Procter & Gamble*	Wal-Mart Stores

McDonald’s*	JPMorgan Chase

Amgen*	Gilead Sciences**

Chevron	Union Pacific**

General Electric*	Dow Chemical

Verizon Communications*	Comcast (Class A)**

Bank of America	Burlington Northern Santa Fe**

Southern*	PepsiCo

PNC Financial Services Group*	Monsanto**

UnitedHealth Group	Exxon Mobil**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

†	Excludes short-term holdings.
*	Position added during the period.
**	Position eliminated during the period.

6

Understanding and Comparing Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees (as applicable), and other Fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2009 and held for the entire six-month period ended June 30, 2009.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical

	Beginning		Ending		Ending

	Account	Annualized	Account	Expenses Paid	Account	Expenses Paid

	Value	Expense	Value	During Period	Value	During Period

	1/1/09	Ratio*	6/30/09	1/1/09 to 6/30/09**	6/30/09	1/1/09 to 6/30/09**

Class A	$1,000.00	1.80%	$992.50	$8.89	$1,015.87	$9.00

Class B	1,000.00	2.55%	988.50	12.57	1,012.15	12.72

Class C	1,000.00	2.56%	988.50	12.62	1,012.10	12.77

Class R2	1,000.00	2.07%	991.20	10.22	1,014.53	10.34

Class R5	1,000.00	1.13%	998.60	5.60	1,019.19	5.66

*

Expenses of Class B, Class C, Class R2 (formerly Class R prior to June 13, 2009) and Class R5 (formerly Class I prior to June 13, 2009) shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectuses for a description of each share class and its fees, expenses and sales charges. Certain one-time non-recurring charges (see Note 4c of the Financial Statements) are not annualized.

**

Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2009 to June 30, 2009, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

7

Portfolio of Investments (unaudited)
June 30, 2009

	Shares	Value
Common Stocks 99.2%

Aerospace and Defense 1.1%

Boeing	3,362	$142,885

General Dynamics	7,779	430,879

Northrop Grumman	3,862	176,416

United Technologies	4,466	232,053

		982,233

Air Freight and Logistics 0.4%

FedEx	5,002	278,211

C.H. Robinson Worldwide	1,451	75,670

		353,881

Auto Components 0.2%

Johnson Controls	9,910	215,245

Automobiles 0.2%

Harley-Davidson	12,421	201,344

Beverages 2.5%

Brown-Forman (Class B)	4,790	205,874

Coca-Cola	30,158	1,447,282

PepsiCo	11,385	625,720

		2,278,876

Biotechnology 2.4%

Amgen*	32,325	1,711,285

Biogen Idec*	4,169	188,230

Cephalon*	4,513	255,661

		2,155,176

Building Products 0.3%

Masco	24,173	231,577

Capital Markets 2.8%

Bank of New York Mellon	12,583	368,808

Goldman Sachs Group	2,751	405,607

Morgan Stanley	48,417	1,380,369

State Street	7,661	361,599

		2,516,383

Chemicals 1.4%

CF Industries Holdings	4,055	300,638

Dow Chemical	31,481	508,103

E. I. duPont de Nemours	8,185	209,700

PPG Industries	4,644	203,872

		1,222,313

Commercial Banks 2.7%

BB&T	12,006	263,892

Fifth Third Bancorp	28,659	203,479

KeyCorp	24,547	128,626

PNC Financial Services Group	16,277	631,710

SunTrust Banks	12,105	199,127

See footnotes on page 14.

8

Portfolio of Investments (unaudited)
June 30, 2009

	Shares	Value

Commercial Banks (continued)

Wells Fargo	40,455	$981,438

		2,408,272

Commercial Services and Supplies 0.4%

Avery Dennison	6,850	175,908

Republic Services	8,747	213,514

		389,422

Communications Equipment 1.5%

Cisco Systems*	34,855	649,697

QUALCOMM	15,273	690,340

		1,340,037

Computers and Peripherals 4.5%

Dell*	39,597	543,667

Hewlett-Packard	13,488	521,311

International Business Machines	26,574	2,774,857

Lexmark International (Class A)*	7,760	122,996

QLogic*	2,251	28,543

		3,991,374

Consumer Finance 0.4%

American Express	8,468	196,796

Capital One Financial	7,378	161,431

		358,227

Distributors 0.2%

Genuine Parts	5,043	169,243

Diversified Consumer Services 0.5%

Apollo Group (Class A)*	2,931	208,453

H&R Block	14,256	245,631

		454,084

Diversified Financial Services 6.0%

Bank of America	232,126	3,064,063

CIT Group	16,751	36,015

Citigroup	319,648	949,355

JPMorgan Chase	38,815	1,323,980

		5,373,413

Diversified Telecommunication Services 2.2%

AT&T	7,834	194,597

CenturyTel	7,509	230,526

Embarq	6,262	263,380

Verizon Communications	41,061	1,261,805

		1,950,308

Electric Utilities 1.4%

Progress Energy	10,308	389,952

Southern	28,413	885,349

		1,275,301

See footnotes on page 14.

9

Portfolio of Investments (unaudited)
June 30, 2009

	Shares	Value

Electrical Equipment 0.2%

Emerson Electric	4,749	$153,868

Electronic Equipment, Instruments and Components 1.1%

Corning	21,751	349,321

FLIR Systems*	6,591	148,693

Jabil Circuit	33,645	249,646

Tyco Electronics	12,908	239,960

		987,620

Energy Equipment and Services 2.1%

Baker Hughes	8,163	297,460

BJ Services	19,063	259,829

ENSCO International	6,653	231,990

Halliburton	7,843	162,350

Nabors Industries*	15,458	240,836

National Oilwell Varco*	9,512	310,662

Noble	6,708	202,917

Smith International	7,419	191,039

Weatherford International*	1,432	28,010

		1,925,093

Food and Staples Retailing 0.7%

Wal-Mart Stores	6,860	332,298

Walgreen	10,140	298,116

		630,414

Food Products 0.8%

Archer-Daniels-Midland	8,967	240,047

General Mills	2,739	153,439

J. M. Smucker	4,530	220,430

Sara Lee	8,999	87,830

		701,746

Health Care Equipment and Supplies 0.2%

Becton, Dickinson	3,160	225,340

Health Care Providers and Services 2.8%

Cardinal Health	6,312	192,832

CIGNA	21,897	527,499

DaVita*	4,139	204,715

McKesson	4,759	209,396

Quest Diagnostics	8,663	488,853

UnitedHealth Group	33,841	845,348

		2,468,643

Hotels, Restaurants and Leisure 3.9%

McDonald’s	61,307	3,524,539

Household Durables 0.7%

Black & Decker	4,826	138,313

Centex	5,444	46,056

D.R. Horton	7,533	70,509

See footnotes on page 14.

10

Portfolio of Investments (unaudited)
June 30, 2009

	Shares	Value
Household Durables (continued)

Leggett & Platt	1,311	$19,967

Lennar	5,687	55,107

Pulte Homes	4,151	36,653

Whirlpool	5,246	223,270

		589,875

Household Products 4.9%

Clorox	3,811	212,768

Colgate-Palmolive	8,841	625,412

Procter & Gamble	70,241	3,589,315

		4,427,495

Industrial Conglomerates 2.0%

General Electric	105,890	1,241,031

Tyco International	20,726	538,462

		1,779,493

Insurance 4.8%

Aflac	6,122	190,333

Allstate	41,947	1,023,507

AON	9,911	375,330

Chubb	7,448	297,026

MetLife	18,089	542,851

Principal Financial Group	9,136	172,122

Progressive*	30,835	465,917

Prudential Financial	8,288	308,479

Torchmark	5,205	192,793

Travelers	17,204	706,052

		4,274,410

Internet and Catalog Retail 0.2%

Amazon.com*	2,207	184,638

IT Services 1.2%

Affiliated Computer Services (Class A)*	4,949	219,835

Automatic Data Processing	12,775	452,746

MasterCard (Class A)	1,382	231,222

Paychex	7,169	180,659

		1,084,462

Leisure Equipment and Products 0.4%

Eastman Kodak	26,368	78,049

Mattel	15,146	243,093

		321,142

Machinery 1.2%

Eaton	4,373	195,080

Flowserve	4,249	296,623

Illinois Tool Works	7,296	272,433

Ingersoll-Rand (Class A)*	14,249	297,804

		1,061,940

See footnotes on page 14.

11

Portfolio of Investments (unaudited)
June 30, 2009

	Shares	Value

Media 1.1%

CBS (Class B)	39,912	$276,191

DIRECTV Group*	9,817	242,578

Gannett	27,201	97,108

New York Times (Class A)	27,468	151,349

News Corp. (Class B)	29,044	264,591

		1,031,817

Metals and Mining 1.3%

AK Steel Holding	4,617	88,600

Alcoa	4,814	49,729

Freeport-McMoRan Copper & Gold	7,628	382,239

Newmont Mining	4,208	171,981

Nucor	5,274	234,324

United States Steel	7,163	256,006

		1,182,879

Multi-Utilities 1.2%

Consolidated Edison	10,254	383,705

PG&E	13,364	513,712

Xcel Energy	12,059	222,006

		1,119,423

Multiline Retail 0.5%

Big Lots*	3,437	72,280

Family Dollar Stores	6,942	196,459

Kohl’s*	3,613	154,456

		423,195

Oil, Gas and Consumable Fuels 11.7%

Apache	483	34,848

Chevron	76,442	5,064,282

ConocoPhillips	30,932	1,301,000

Hess	8,562	460,207

Marathon Oil	20,516	618,147

Massey Energy	13,763	268,929

Murphy Oil	4,618	250,850

Noble Energy	1,472	86,804

Occidental Petroleum	25,310	1,665,651

Peabody Energy	2,271	68,493

Pioneer Natural Resources	10,313	262,981

Sunoco	5,420	125,744

Tesoro	5,008	63,752

Valero Energy	12,352	208,625

		10,480,313

Pharmaceuticals 13.7%

Abbott Laboratories	6,628	311,781

Bristol-Myers Squibb	16,845	342,122

Forest Laboratories*	9,278	232,971

Johnson & Johnson	81,332	4,619,657

See footnotes on page 14.

12

Portfolio of Investments (unaudited)
June 30, 2009

	Shares	Value

Pharmaceuticals (continued)

Eli Lilly	4,366	$151,238

Merck	24,905	696,344

Pfizer	279,768	4,196,520

Schering-Plough	44,895	1,127,762

Wyeth	12,410	563,290

		12,241,685

Road and Rail 0.2%

Ryder System	5,892	164,505

Semiconductors and Semiconductor Equipment 3.1%

Intel	120,082	1,987,357

Microchip Technology	10,930	246,471

National Semiconductor	18,685	234,497

Xilinx	13,507	276,353

		2,744,678

Software 0.8%

Compuware*	32,971	226,181

Intuit*	8,764	246,794

Symantec*	17,055	265,376

		738,351

Specialty Retail 5.6%

Abercrombie & Fitch (Class A)	6,200	157,418

AutoNation*	2,985	51,790

AutoZone*	1,914	289,225

Bed Bath & Beyond*	3,683	113,252

Best Buy	9,875	330,714

Gap	16,390	268,796

Home Depot	106,943	2,527,063

Limited Brands	4,934	59,060

Lowe’s	12,293	238,607

O’Reilly Automotive*	5,945	226,386

RadioShack	5,049	70,484

Sherwin-Williams	7,851	421,991

Staples	11,529	232,540

		4,987,326

Textiles, Apparel and Luxury Goods 0.6%

Coach	3,614	97,144

Liz Claiborne	15,249	43,917

NIKE (Class B)	4,007	207,482

VF	4,070	225,275

		573,818

Thrifts and Mortgage Finance 0.2%

People’s United Financial	9,635	144,910

Tobacco 0.2%

Lorillard	2,964	200,870

See footnotes on page 14.

13

Portfolio of Investments (unaudited)
June 30, 2009

	Shares or Principal Amount		Value

Trading Companies and Distributors 0.2%

Fastenal	5,278	shs.	$175,071

Wireless Telecommunication Services 0.5%

Sprint Nextel*	84,763		407,710

Total Common Stocks (Cost $101,085,906)			88,823,978

Short-Term Holdings 0.9%

Money Market Fund 0.6%

SSgA U.S. Treasury Money Market Fund	492,845		492,845

Equity-Linked Notes† 0.3%

Lehman Brothers:

53.51%, 9/14/2008 (a)**	$1,275,000		136,088

39.5%, 10/2/2008 (b)**	1,275,000		168,504

Total Equity-Linked Notes	304,592

Total Short-Term Holdings ($3,042,845)			797,437

Total Investments (Cost $104,128,751) 100.1%			89,621,415

Other Assets Less Liabilities (0.1)%			(93,524)

Net Assets 100.0%			$89,527,891

*	Non-income producing security.
**	Security in default and non-income producing and is illiquid. The aggregate value of such illiquid securities at June 30, 2009 was $304,592, representing 0.3% of net assets.
†

The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:
(a) Delta Air Lines, Intel and Mylan.
(b) Health Net, Kohl’s and Prudential Financial.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities (unaudited)
June 30, 2009

Assets:

Investments, at value:

Common stocks (cost $101,085,906)	$88,823,978

Short-term holdings (cost $3,042,845)	797,437

Total investments (cost $104,128,751)	89,621,415

Dividends receivable	110,083

Receivable for Capital Stock sold	52,601

Investment in former transfer agent	22,506

Other	55,122

Total Assets	89,861,727

Liabilities:

Accrued transfer agency fees	120,763

Payable for Capital Stock repurchased	81,241

Management fee payable	50,533

Distribution and service (12b-1) fees payable	25,691

Accrued expenses and other	55,608

Total Liabilities	333,836

Net Assets	$89,527,891

Composition of Net Assets:

Capital Stock, at par ($0.50 par value; 1,000,000,000 shares authorized;

15,137,081 shares outstanding):

Class A	$6,737,041

Class B	85,827

Class C	582,977

Class R2 (Note 1)	141,035

Class R5 (Note 1)	21,660

Additional paid-in capital	186,949,357

Undistributed net investment income (Note 7)	109,772

Accumulated net realized loss (Note 7)	(90,592,442)

Net unrealized depreciation of investments	(14,507,336)

Net Assets	$89,527,891

Net Asset Value Per Share:

Class A ($79,847,601 ÷ 13,474,083 shares)	$5.93

Class B ($992,008 ÷ 171,654 shares)	$5.78

Class C ($6,750,167 ÷ 1,165,955 shares)	$5.79

Class R2 ($1,678,366 ÷ 282,069 shares)	$5.95

Class R5 ($259,749, ÷ 43,320 shares)	$6.00

See Notes to Financial Statements.

15

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2009

Investment Income:

Dividends	$1,322,170

Expenses:

Transfer agency fees (Note 4c)	351,627

Management fee	292,931

Distribution and service (12b-1) fees	136,618

Registration	41,217

Shareholder reports and communications	39,204

Custody and related services	20,130

Directors’ fees and expenses	8,018

Auditing and legal fees	4,135

Plan administration services fees – Class R2	206

Miscellaneous	4,255

Total Expenses	898,341

Net Investment Income	423,829

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized loss on investments	(10,590,217)

Net change in unrealized depreciation of investments	8,761,954

Net Loss on Investments	(1,828,263)

Decrease in Net Assets from Operations	$(1,404,434)

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008

Operations:

Net investment income	$423,829	$3,442,941

Net realized loss on investments	(10,590,217)	(78,990,456)

Net realized gain on options written	—	51,754

Net change in unrealized depreciation of investments and options written	8,761,954	(12,816,966)

Decrease in Net Assets from Operations	(1,404,434)	(88,312,727)

Distributions to Shareholders:

Net investment income:

Class A	(540,133)	(2,991,828)

Class B	(3,991)	(35,052)

Class C	(22,628)	(107,099)

Class D	—	(47,893)

Class R2	(9,113)	(38,920)

Class R5	(35,366)	(153,717)

Total	(611,231)	(3,374,509)

Net realized short-term gain on investments:

Class A	—	(426,134)

Class B	—	(7,270)

Class C	—	(34,019)

Class R2	—	(6,579)

Class R5	—	(17,622)

Total	—	(491,624)

Net realized long-term gain on investments:

Class A	—	(3,926,523)

Class B	—	(66,987)

Class C	—	(313,464)

Class R2	—	(60,620)

Class R5	—	(162,368)

Total	—	(4,529,962)

Decrease in Net Assets From Distributions	(611,231)	(8,396,095)

Capital Share Transactions:

Net proceeds from sales of shares	3,426,752	6,758,776

Investment of dividends	409,314	2,278,987

Exchanged from associated funds	582,030	1,231,676

Investment of gain distribution	—	3,859,786

Total	4,418,096	14,129,225

Cost of shares repurchased	(12,848,723)	(24,744,390)

Exchanged into associated funds	(1,314,730)	(2,382,182)

Total	(14,163,453)	(27,126,572)

Decrease in Net Assets from Capital Share Transactions	(9,745,357)	(12,997,347)

Proceeds from Regulatory Settlement (Note 9)	—	209,621

Decrease in Net Assets	(11,761,022)	(109,496,548)

Net Assets:

Beginning of period	101,288,913	210,785,461

End of Period (including undistributed net investment income of $109,772 and $297,174, respectively)	$89,527,891	$101,288,913

See Notes to Financial Statements.

17

Notes to Financial Statements (unaudited)

1.

Organization and Multiple Classes of Shares — Seligman Common Stock Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company (Note 11). The Fund offers the following five classes of shares:

Class A shares are sold with an initial sales charge of up to 5.75% and are subject to a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions made within 18 months of purchase. Eligible employee benefit plans which have at least $2,000,000 in plan assets may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions made in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman or RiverSource mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board of Directors of the Fund approved the automatic conversion of all of the Fund’s outstanding Class D shares to Class C shares at their relative net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Fund no longer offers Class D shares. The conversion did not affect individual shareholder account values.

Class R2 (formerly Class R prior to June 13, 2009) shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis. There is no longer a 1% CDSC for Class R2 shares.

Class R5 (formerly Class I prior to June 13, 2009) shares are offered to certain institutional clients and other investors, as described in the Fund’s Class R5 shares prospectus. Class R5 shares are sold without any sales charges and are not subject to distribution or service fees.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.

Security Valuation and Risk — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the

18

Notes to Financial Statements (unaudited)

Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings maturing in 60 days or less are valued at current market quotations or may be valued at amortized cost if it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (as described above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 — quoted prices in active markets for identical investments; Level 2 — other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining fair value) (Note 3). Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Statement of Financial Accounting Standards No. 161 (“SFAS 161”), “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133 (“SFAS 133”),” requires enhanced disclosures about a fund’s derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund’s financial position, financial performance, and cash flows. The Fund has determined that SFAS 161 did not have a material impact on the Fund’s financial statements for the six months ended June 30, 2009.

To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund’s performance may be negatively affected.

b.

Equity-Linked Notes — The Fund may purchase notes created by a counterparty, typically an investment bank. The notes may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities (“Underlying Stocks”) of third party issuers. The exchange value may be limited to an amount less than the actual value of the Underlying Stocks at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

c.

Options — The Fund is authorized to write and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments. During the six months ended June 30, 2009, the Fund had no written options.

19

Notes to Financial Statements (unaudited)

d.

Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2009, distribution and service (12b-1) fees, transfer agency fees, plan administration services fees and registration expenses were class-specific expenses.

e.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend. Interest income is recorded on an accrual basis.

	f.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

g.

Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109,” requires the Fund to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon its review of tax positions, the Fund has determined that FIN 48 did not have a material impact on the Fund’s financial statements for the six months ended June 30, 2009.

3.

Fair Value Measurements — A summary of the value of the Fund’s investments as of June 30, 2009, based on the level of inputs used in accordance with SFAS 157 (Note 2a) and FASB Staff Position FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly,” is as follows:

		Investment

Valuation Inputs		Category	Value

Level 1 —	Quoted Prices in Active Markets for	Common Stocks and

	Identical Investments	Money Market Fund	$89,316,823

Level 2 —	Other Significant Observable Inputs	Equity-Linked Notes	304,592

Level 3 —	Significant Unobservable Inputs		—

Total			$89,621,415

4.	Management and Distribution Services, and Other Related-Party Transactions —

a.

Management and Administrative Services — RiverSource Investments, LLC (“RiverSource” or the “Manager”) receives a fee, calculated daily and payable monthly, equal to 0.65% per annum of the first $1 billion of the Fund’s average daily net assets, 0.60% per annum of the next $1 billion of the Fund’s average daily net assets, and 0.55% per annum of the Fund’s average daily net assets in excess of $2 billion. The management fee reflected in the Statement of Operations represents 0.65% per annum of the Fund’s average daily net assets.

Under an Administrative Services Agreement, Ameriprise Financial, Inc. (“Ameriprise”), the parent company of the Manager, administers certain aspects of the Fund’s business and other affairs at no cost. Ameriprise provides the Fund with office space, and certain administrative and other services and executive and other personnel as are necessary for Fund operations. Ameriprise pays all of the compensation of Board members of the Fund who are employees or consultants of RiverSource and of the officers and other personnel of the Fund. Ameriprise reserves the right to seek Board approval to increase the fees payable by the Fund under the Administrative Services Agreement. However, Ameriprise anticipates that

20

Notes to Financial Statements (unaudited)

any such increase in fees would be offset by decreases in advisory fees under the Investment Management Services Agreement and in certain other Fund expenses. If an increase in fees under the Administrative Services Agreement would not be offset by decreases in advisory fees and other expenses, the Fund will inform shareholders prior to the effectiveness of such increase.

b.

Distribution Services — The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with RiverSource Fund Distributors, Inc. (the “Distributor”) and receive a continuing fee of up to 0.25% on an annual basis, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2009, fees incurred under the Plan aggregated $95,385, or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, and Class R2 (formerly Class R) shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C and Class R2 shares for which the organizations are responsible; and, for Class C and Class R2 shares, fees for providing other distribution assistance of up to 0.75% and 0.25%, respectively, on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

For the six months ended June 30, 2009, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B and Class C shares, and 0.50% per annum of the average daily net assets of Class R2 shares, amounted to $5,297, $31,966, and $3,970, respectively.

Sales charges received by the Distributor for distributing Fund shares were $4,770 for Class A, $2,033 for Class B and $250 for Class C for the six months ended June 30, 2009.

c.

Transfer Agency Services Fees — Under a Transfer Agency Agreement, RiverSource Service Corporation (“RSC”) maintains Fund shareholder accounts and records and provides Fund shareholder services. Effective June 15, 2009, the Fund pays RSC an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. RSC also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent. The Fund also pays RSC an annual asset-based fee at a rate of 0.05% of the Fund’s average daily net assets attributable to Class R2 (formerly Class R) and Class R5 (formerly Class I) shares. RSC charges an annual fee of $5 per inactive account, charged on a pro-rata basis for the 12-month period from the date the account becomes inactive.

RSC also charges an annual plan administration services fee at a rate of 0.25% of the average daily net assets of the Fund’s Class R2 shares for the provision of various administrative, recordkeeping, communications and educational services. For the period from June 15, 2009 to June 30, 2009, RSC charges for transfer agency and shareholder services and for plan administration services fees were $14,085 and $206, respectively.

Prior to June 15, 2009, Seligman Data Corp. (“SDC”), owned by the Fund and certain associated investment companies, provided shareholder servicing and transfer agency services to the Fund, as well as certain other Seligman funds. The Fund’s ownership interest in SDC at June 30, 2009 is reported as investment in former transfer agent on the Statement of Assets and Liabilities at a cost of $22,506. In January 2009, the Board approved the Fund’s termination of the shareholder servicing and transfer agency relationship with SDC and the engagement of RSC to provide shareholder servicing and transfer agency services. As a result of the Board’s termination of the shareholder servicing and transfer agency relationship with SDC (which was SDC’s sole business), SDC has exited the transfer agent business, effective June 15, 2009.

For the period from January 1, 2009 to June 15, 2009, SDC charged the Fund $203,016 for shareholder account and transfer agency services in accordance with a methodology approved by the Fund’s Board. Class R5 shares (formerly designated as Class I shares prior to June 13, 2009) received more limited

21

Notes to Financial Statements (unaudited)

shareholder services than the Fund’s other classes of shares. SDC did not allocate to Class R5 the costs of any of its departments that did not provide services to the Class R5 shareholders. Costs of SDC directly attributable to the other classes of the Fund were charged to those classes in proportion to their relative net asset values. Costs directly attributable to Class R5 shares were charged to Class R5. The remaining charges were allocated to all classes by SDC pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

In connection with the termination of the Seligman funds’ relationship with SDC, the Fund incurred certain non-recurring charges, including charges relating to the remaining periods of SDC’s leases (the “Non-Recurring Charges”). These Non-Recurring Charges were incurred over a period from January 28, 2009 to June 12, 2009, and amounted to $134,526 or 0.15% of the Fund’s average daily net assets for the six months ended June 30, 2009 (not annualized). These Non-Recurring Charges are reported as transfer agency fees on the Statement of Operations. The liability remaining at June 30, 2009 for Non-Recurring Charges amounted to $106,678 and is included in accrued transfer agency fees on the Statement of Assets and Liabilities.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of a lease entered into by SDC, including the payment of rent by SDC (the “Guaranty”). The lease and the related Guaranty expire in January 2019. The obligation of the Fund to pay any amount due under the Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by SDC to all Guarantors in the preceding calendar quarter. As of June 30, 2009, the Fund’s total potential future obligation under the Guaranty over the life of the Guaranty is $197,300. The net present value of this obligation as of June 12, 2009 has been expensed as part of the aforementioned Non-Recurring Charges.

d.

Directors’ Fees and Expenses — Directors’ fees and expenses includes the compensation of Board members who are not employees of RiverSource and the Fund’s proportionate share of certain expenses of a company providing limited administrative services to the Fund and the other Seligman and RiverSource Funds. These expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the six months ended June 30, 2009, the Fund paid $2,178 to this company for such services.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman and RiverSource Groups of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses and the accumulated balance thereof at June 30, 2009, of $1,932 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

Certain officers and directors of the Fund are officers or directors of the Manager, Ameriprise, the Distributor, RSC, and/or Seligman Data Corp.

5.

Committed Line of Credit — Effective June 17, 2009, the Fund became an additional borrower in a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent”), whereby the Fund may borrow up to 10% of its net assets for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other Seligman and RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to the Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of

22

Notes to Financial Statements (unaudited)

borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

Until June 17, 2009, the Fund was a participant in a committed line of credit with a syndicate of banks, whereby the Fund was permitted to borrow up to 10% of its net assets for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other Seligman funds, severally and not jointly, permitted collective borrowings up to $200 million. Interest was charged to the Fund based on its borrowings at a rate equal to the federal funds rate plus 0.50%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.12% per annum. The Fund had no borrowings during the six months ended June 30, 2009.

6.

Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2009, amounted to $36,992,737 and $46,625,088, respectively.

7.

Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended June 30, 2009, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2009, the cost of investments for federal income tax purposes was $105,220,886. The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales of $1,087,191, and the recognition for tax purposes of income from limited partnerships of $4,944.

The tax basis components of accumulated losses at June 30, 2009 are presented below.

Gross unrealized appreciation of portfolio securities	$4,940,926

Gross unrealized depreciation of portfolio securities	(20,540,397)

Net unrealized depreciation of portfolio securities	(15,599,471)

Capital loss carryforward	(18,820,220)

Undistributed ordinary income	92,990

Current period net realized loss*	(70,680,087)

Total accumulated losses	$(105,006,788)

* Includes post-October losses of $60,409,401 from prior year.

At December 31, 2008, the Fund had a capital loss carryforward for federal income tax purposes of $18,820,220, all of which expires in 2016 and is available for offset against future taxable net capital gains. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

In addition, from November 1, 2008 through December 31, 2008, the Fund incurred $60,409,401 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these post-October losses and treat them as arising in the fiscal year ending December 31, 2009. These losses will be available to offset future taxable net gains.

23

Notes to Financial Statements (unaudited)

The tax characterization of distributions paid is as follows:

	Six Months Ended	Year Ended

	June 30, 2009	December 31, 2008

Ordinary income	$611,231	$3,866,133

Long-term capital gain	—	4,529,962

8.	Capital Share Transactions — Transactions in shares of Capital Stock were as follows:

	Six Months Ended		Year Ended

	June 30, 2009		December 31, 2008

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	82,897	$452,440	213,538	$1,699,273

Investment of dividends	67,008	347,313	212,577	1,908,482

Exchanged from associated funds	69,956	398,096	99,660	860,251

Converted from Class B*	36,179	194,084	85,010	814,533

Investment of gain distribution	—	—	346,649	3,209,972

Total	256,040	1,391,933	957,434	8,492,511

Cost of shares repurchased	(1,116,013)	(5,796,873)	(2,246,839)	(19,151,497)

Exchanged into associated funds	(166,669)	(1,253,124)	(245,247)	(1,923,819)

Total	(1,282,682)	(7,049,997)	(2,492,086)	(21,075,316)

Decrease	(1,026,642)	$(5,658,064)	(1,534,652)	$(12,582,805)

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	11,684	$61,663	15,838	$128,998

Investment of dividends	760	3,707	3,464	31,142

Exchanged from associated funds	1,864	9,778	6,787	58,822

Investment of gain distribution	—	—	7,587	68,511

Total	14,308	75,148	33,676	287,473

Cost of shares repurchased	(22,376)	(121,115)	(57,688)	(468,429)

Exchanged into associated funds	(1,397)	(6,650)	(9,293)	(73,428)

Converted to Class A*	(37,104)	(194,084)	(87,341)	(814,533)

Total	(60,877)	(321,849)	(154,322)	(1,356,390)

Decrease	(46,569)	$(246,701)	(120,646)	$(1,068,917)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	136,865	$749,385	117,534	$910,222

Investment of dividends	4,417	21,601	11,949	101,494

Exchanged from associated funds	27,171	157,314	30,867	223,321

Converted from Class D**	—	—	970,012	10,243,323

Investment of gain distribution	—	—	36,959	334,114

Total	168,453	928,300	1,167,321	11,812,474

Cost of shares repurchased	(166,487)	(885,068)	(261,629)	(2,165,324)

Exchanged into associated funds	(9,776)	(52,593)	(37,194)	(268,071)

Total	(176,263)	(937,661)	(298,823)	(2,433,395)

Increase (decrease)	(7,810)	$(9,361)	868,498	$9,379,079

See footnotes on page 25.

24

Notes to Financial Statements (unaudited)

	Six Months Ended June 30, 2009		Year Ended December 31, 2008†

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	—	109,904	$1,129,972

Investment of dividends	—	—	4,550	45,232

Exchanged from associated funds	—	—	7,151	73,491

Total	—	—	121,605	1,248,695

Cost of shares repurchased	—	—	(143,009)	(1,441,922)

Exchanged into associated funds	—	—	(10,443)	(106,809)

Converted to Class C**	—	—	(970,012)	(10,243,323)

Total	—	—	(1,123,464)	(11,792,054)

Decrease	—	—	(1,001,859)	$(10,543,359)

Class R2	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	90,155	$531,123	133,420	$1,187,221

Investment of dividends	1,523	7,702	4,320	38,920

Exchanged from associated funds	2,863	16,842	1,561	15,791

Investment of gain distribution	—	—	7,234	67,199

Total	94,541	555,667	146,535	1,309,131

Cost of shares repurchased	(61,446)	(326,560)	(81,527)	(688,099)

Exchanged into associated funds	(499)	(2,363)	(1,457)	(10,055)

Total	(61,945)	(328,923)	(82,984)	(698,154)

Increase	32,596	$226,744	63,551	$610,977

Class R5	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	329,706	$1,632,141	206,695	$1,703,090

Investment of dividends	5,719	28,991	17,321	153,717

Investment of gain distribution	—	—	19,271	179,990

Total	335,425	1,661,132	243,287	2,036,797

Cost of shares repurchased	(1,014,682)	(5,719,107)	(112,062)	(829,119)

Increase (decrease)	(679,257)	$(4,057,975)	131,225	$1,207,678

* Automatic conversion of Class B shares to Class A shares approximately eight years after their initial purchase date.
** Effective May 16, 2008, Class D shares converted to Class C shares.
† January 1, 2008 to May 16, 2008, in the case of Class D shares.

9.

Proceeds from Regulatory Settlement — In June 2008, as a result of a settlement of an administrative proceeding brought by the SEC against an unaffiliated third party relating to market timing and/or late trading of mutual funds, the Fund received $209,621, which represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

10.

Information Regarding Pending and Settled Legal Proceedings — In late 2003, J. & W. Seligman & Co. Incorporated (“JWS”), the Fund’s former manager, conducted an extensive internal review concerning mutual fund trading practices. JWS’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by JWS (the “Seligman Funds”); this arrangement was in the process of being closed down by JWS before September 2003. JWS identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, JWS, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. JWS also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”).

25

Notes to Financial Statements (unaudited)

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against JWS, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by JWS is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by JWS to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, JWS paid $11.3 million to four Seligman Funds, none of which was Seligman Common Stock Fund. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against JWS and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. JWS responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that JWS had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegation, American Express Financial Corporation (“AEFC”, which is now known as Ameriprise Financial, Inc. (“Ameriprise”)), entered into settlement agreements with the SEC and Minnesota Department of Commerce (“MDOC”) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf.[1] Ameriprise and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds’ Boards of Directors/Trustees.

See footnote on page 27.

26

Notes to Financial Statements (unaudited)

Ameriprise and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise believes that the RiverSource and Seligman Funds are not currently the subject of, and that neither Ameriprise nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds. Additionally, Ameriprise is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.[1]

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the RiverSource and Seligman Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the RiverSource and Seligman Funds or the ability of Ameriprise or its affiliates to perform under their contracts with the RiverSource and Seligman Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise.

11.

Fund Merger — In June 2009, shareholders of the Fund approved the merger of the Fund into RiverSource Disciplined Equity Fund. It is anticipated that the merger will occur in the third quarter of 2009.

12

Subsequent Events — Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through August 27, 2009, the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Fund’s prospectuses or statement of additional information.

27

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions, if any. Total returns do not reflect any sales charges or transaction costs on your investment or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

CLASS A

	Six Months Ended 6/30/09	Year Ended December 31,

		2008		2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$6.02	$11.44		$13.08	$11.67	$11.58	$10.42

Income (Loss) from Investment

Operations:

Net investment income	0.03	0.20		0.33	0.09	0.06	0.07

Net realized and unrealized gain (loss) on investments, options written and foreign currency transactions	(0.08)	(5.14)		(0.49)	1.80	0.09	1.16

Total from Investment Operations	(0.05)	(4.94)		(0.16)	1.89	0.15	1.23

Less Distributions:

Dividends from net investment income	(0.04)	(0.20)		(0.33)	(0.09)	(0.06)	(0.07)

Distributions from net realized capital gain	—	(0.29)		(1.15)	(0.39)	—	—

Total Distributions	(0.04)	(0.49)		(1.48)	(0.48)	(0.06)	(0.07)

Proceeds from Regulatory Settlement	—	0.01	(1)	—	—	—	—

Net Asset Value, End of Period	$5.93	$6.02		$11.44	$13.08	$11.67	$11.58

Total Return	(0.75)%	(44.56	)%(1)	(1.84)%	16.23%	1.26%	11.82%#

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$79,848	$87,222		$183,449	$220,152	$223,800	$264,142

Ratio of expenses to average net assets	1.80%†	1.44%		1.33%	1.33%	1.29%	1.28%

Ratio of net investment income to average net assets	1.13%†	2.18%		2.47%	0.71%	0.50%	0.66%

Portfolio turnover rate	41.35%	129.09%		119.23%	93.45%	68.31%	43.50%

See footnotes on page 32.

28

Financial Highlights (unaudited)

CLASS B

	Six Months Ended 6/30/09	Year Ended December 31,

		2008		2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$5.87	$11.17		$12.79	$11.43	$11.37	$10.25

Income (Loss) from Investment

Operations:

Net investment income (loss)	0.01	0.13		0.22	(0.01)	(0.03)	(0.01)

Net realized and unrealized gain (loss) on

investments, options written and foreign

currency transactions	(0.08)	(5.03)		(0.46)	1.76	0.09	1.13

Total from Investment Operations	(0.07)	(4.90)		(0.24)	1.75	0.06	1.12

Less Distributions:

Dividends from net investment income	(0.02)	(0.12)		(0.22)	—	—	—

Dividends in excess of net investment income	—	—		(0.01)	—	—	—

Distributions from net realized capital gain	—	(0.29)		(1.15)	(0.39)	—	—

Total Distributions	(0.02)	(0.41)		(1.38)	(0.39)	—	—

Proceeds from Regulatory Settlement	—	0.01	(1)	—	—	—	—

Net Asset Value, End of Period	$5.78	$5.87		$11.17	$12.79	$11.43	$11.37

Total Return	(1.15)%	(45.02	)%(1)	(2.54)%	15.38%	0.53%	10.93%#

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$992	$1,280		$3,784	$6,068	$9,049	$13,581

Ratio of expenses to average net assets	2.55%†	2.20%		2.08%	2.08%	2.05%	2.04%

Ratio of net investment income (loss) to

average net assets	0.38%†	1.42%		1.72%	(0.04)%	(0.26)%	(0.10)%

Portfolio turnover rate	41.35%	129.09%		119.23%	93.45%	68.31%	43.50%

See footnotes on page 32.

29

Financial Highlights (unaudited)

CLASS C

	Six Months Ended 6/30/09	Year Ended December 31,

		2008		2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$5.88	$11.18		$12.80	$11.44	$11.38	$10.26

Income (Loss) from Investment

Operations:

Net investment income (loss)	0.01	0.12		0.22	(0.01)	(0.03)	(0.01)

Net realized and unrealized gain (loss) on

investments, options written and foreign

currency transactions	(0.08)	(5.02)		(0.46)	1.76	0.09	1.13

Total from Investment Operations	(0.07)	(4.90)		(0.24)	1.75	0.06	1.12

Less Distributions:

Dividends from net investment income	(0.02)	(0.12)		(0.22)	—	—	—

Dividends in excess of net investment income	—	—		(0.01)	—	—	—

Distributions from net realized capital gain	—	(0.29)		(1.15)	(0.39)	—	—

Total Distributions	(0.02)	(0.41)		(1.38)	(0.39)	—	—

Proceeds from Regulatory Settlement	—	0.01	(1)	—	—	—	—

Net Asset Value, End of Period	$5.79	$5.88		$11.18	$12.80	$11.44	$11.38

Total Return	(1.15)%	(44.98	)%(1)	(2.54)%	15.37%	0.53%	10.92%#

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,750	$6,896		$3,412	$4,381	$4,674	$5,227

Ratio of expenses to average net assets	2.56%†	2.20%		2.08%	2.08%	2.05%	2.04%

Ratio of net investment income (loss) to

average net assets	0.37%†	1.42%		1.72%	(0.04)%	(0.26)%	(0.10)%

Portfolio turnover rate	41.35%	129.09%		119.23%	93.45%	68.31%	43.50%

See footnotes on page 32.

30

Financial Highlights (unaudited)

CLASS R2 (formerly Class R prior to June 13, 2009)

	Six Months Ended 6/30/09	Year Ended December 31,

		2008		2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$6.04	$11.47		$13.09	$11.67	$11.58	$10.42

Income (Loss) from Investment
Operations:

Net investment income	0.02	0.18		0.29	0.06	0.03	0.04

Net realized and unrealized gain (loss) on
investments, options written and foreign
currency transactions	(0.09)	(5.16)		(0.49)	1.80	0.09	1.17

Total from Investment Operations	(0.07)	(4.98)		(0.20)	1.86	0.12	1.21

Less Distributions:

Dividends from net investment income	(0.02)	(0.17)		(0.27)	(0.05)	(0.03)	(0.05)

Distributions from net realized capital gain	—	(0.29)		(1.15)	(0.39)	—	—

Total Distributions	(0.02)	(0.46)		(1.42)	(0.44)	(0.03)	(0.05)

Proceeds from Regulatory Settlement	—	0.01	(1)	—	—	—	—

Net Asset Value, End of Period	$5.95	$6.04		$11.47	$13.09	$11.67	$11.58

Total Return	(0.88)%	(44.67	)%(1)	(2.15)%	15.99%	1.01%	11.57%#

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,678	$1,506		$2,133	$600	$385	$321

Ratio of expenses to average net assets	2.07%†	1.70%		1.58%	1.58%	1.55%	1.54%

Ratio of net investment income to average net assets	0.86%†	1.92%		2.22%	0.46%	0.24%	0.40%

Portfolio turnover rate	41.35%	129.09%		119.23%	93.45%	68.31%	43.50%

See footnotes on page 32.

31

Financial Highlights (unaudited)

CLASS R5 (formerly Class I prior to June 13, 2009)

	Six Months Ended 6/30/09	Year Ended December 31,

		2008		2007	2006	2005	2004

Per Share Data:

Net Asset Value, Beginning of Period	$6.07	$11.53		$13.16	$11.71	$11.61	$10.44

Income from Investment

Operations:

Net investment income	0.05	0.25		0.39	0.14	0.10	0.11

Net realized and unrealized gain (loss) on

investments, options written and foreign

currency transactions	(0.06)	(5.19)		(0.49)	1.81	0.10	1.17

Total from Investment Operations	(0.01)	(4.94)		(0.10)	1.95	0.20	1.28

Less Distributions:

Dividends from net investment income	(0.06)	(0.24)		(0.38)	(0.11)	(0.10)	(0.11)

Distributions from net realized capital gain	—	(0.29)		(1.15)	(0.39)	—	—

Total Distributions	(0.06)	(0.53)		(1.53)	(0.50)	(0.10)	(0.11)

Proceeds from Regulatory Settlement	—	0.01	(1)	—	—	—	—

Net Asset Value, End of Period	$6.00	$6.07		$11.53	$13.16	$11.71	$11.61

Total Return	(0.14)%	(44.30	)%(1)	(1.42)%	16.74%	1.69%	12.23%#

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$260	$4,385		$6,818	$5,923	$4,134	$4,005

Ratio of expenses to average net assets	1.13%†	0.90%		0.88%	0.91%	0.93%	0.90%

Ratio of net investment income to

average net assets	1.80%†	2.72%		2.92%	1.13%	0.86%	1.04%

Portfolio turnover rate	41.35%	129.09%		119.23%	93.45%	68.31%	43.50%

†	Annualized. The Non-Recurring Charges (Note 4c) have not been annualized, as they represent a one-time occurrence.
#

Excluding the effect of certain payments received from the former investment manager in 2004, total return would have been as follows: Class A 11.79%; Class B 10.90%; Class C 10.89%; Class D 10.90%; Class R2 11.54%; and Class R5 12.20%.

(1)

In June 2008, the Fund received its portion of the proceeds from a regulatory settlement between an unaffiliated third party and the SEC, which increased the net asset value per share and total return by $0.01 and 0.10%, respectively (Note 9).

See Notes to Financial Statements.

32

Proxy Results

Shareholders of Seligman Common Stock Fund, Inc. voted on a proposal to approve an Agreement and Plan of Reorganization at a Special Meeting of Shareholders held on June 2, 2009. Shareholders voted in favor of the proposal. The number of shares voted are as follows:

For	Against	Abstain

8,266,952.774	330,748.601	571,421.596

As a result of the approval of this proposal, Seligman Common Stock Fund will be merged into RiverSource Disciplined Equity Fund, a fund that seeks to provide shareholders with long-term capital growth. It is anticipated that the merger will occur in the third quarter of 2009.

33

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Additional Fund Information

Fund Symbols	General Distributor	Important Telephone Number
Class A: SCSFX Class B: SBCSX Class C: SCKCX Class R2: SCSRX	RiverSource Fund Distributors, Inc. 50611 Ameriprise Financial Center Minneapolis, MN 55474	For Shareholder Services, Retirement Plan Services, or 24-Hour Automated Telephone Access Services (800) 221-2450

Manager	Transfer Agent
RiverSource Investments, LLC 200 Ameriprise Financial Center Minneapolis, MN 55474	RiverSource Service Corporation 734 Ameriprise Financial Center Minneapolis, MN 55474

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

Change in Independent Registered Public Accounting Firm

On March 11, 2009, Ernst & Young LLP was selected as the Fund’s independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund’s Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm’s report on the Fund’s financial statements for the year ended December 31, 2008 and the year ended December 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009, there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or audit scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

[1]

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Fund’s prospectuses or statement of additional information.

37

Go paperless —
sign up for E-Delivery
at www.seligman.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Common Stock Fund, Inc., which contains information about the investment objectives, risks, charges, and expenses of the Fund, each of which should be considered carefully before investing or sending money.

EQCS3 6/09

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	INVESTMENTS.
(a) Schedule I – Investments in securities of unaffiliated issuers. Included in item 1 above.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board Governance Committee (the committee) of the Board reviews candidates for Board membership including candidates recommended by shareholders. To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s meeting of shareholders, if such a meeting held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders, if such a meeting is held. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering Director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the Funds; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)(1)	Not applicable.

	(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(a)(3)	Not applicable.

	(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMON STOCK FUND, INC.

By:

/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	September 2, 2009

By:

/S/ LAWRENCE P.VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	September 2, 2009

SELIGMAN COMMON STOCK FUND, INC.

EXHIBIT INDEX

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.